Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net loss	$ (34,742,088)	$ (37,635,602)	$ (49,100,346)	$ (33,623,841)	$ (37,682,474)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	55,430,404	52,920,337	70,993,280	68,417,556	67,991,543
Loss on disposal of buildings and improvements	150,978	211,742	493,941	109,321	94,010
Amortization of deferred financing costs	750,751	762,658	1,056,545	1,012,380	937,075
Amortization of stock-based compensation	39,182	60,721	74,617	79,858	100,060
Change in fair value of interest rate cap agreements	223,867	(641,013)	(87,160)	447,668	270,222
Gain on sale of real estate	(3,329,078)
Amortization of loan discount		207,074	207,074	354,984	90,718
Loss on debt extinguishment	41,609	4,975,497	4,975,497	0	0
Insurance claim recoveries	(706,654)	(331,716)	(441,087)	(341,250)	(658,886)
Changes in operating assets and liabilities:
Rents and other receivables	(87,831)	(136,231)	(114,341)	(60,878)	(275,383)
Other assets	(799,448)	(351,980)	(151,179)	279,756	(956,089)
Accounts payable and accrued liabilities	1,014,193	5,900,772	6,290,350	(1,380,056)	8,181,287
Due to affiliates	807,450	(206,276)	(639,916)	(625,107)	129,657
Net cash provided by operating activities	18,793,335	25,735,983	33,557,275	34,670,391	38,221,740
Cash Flows from Investing Activities:
Acquisition of real estate held for development	(2,158,815)				(210,030,200)
Additions to real estate investments	(19,206,964)	(13,049,961)
Additions to real estate held for development	(1,789,630)		(18,049,643)	(26,826,024)	(53,334,756)
Escrow deposits for pending real estate acquisitions	(700,100)		(100,000)		(7,092,300)
Capitalized acquisition costs related to mergers	(10,471)
Purchase of interest rate cap agreements	(18,000)	(43,200)	(43,200)	(300,000)	(116,100)
Net proceeds from sale of real estate investments	29,944,301
Proceeds from settlement of interest rate cap agreements		270,000	270,000
Proceeds from insurance claims	781,654	331,716	441,087	341,250	658,886
Net cash provided by (used in) investing activities	6,841,975	(12,491,445)	(17,481,756)	(26,784,774)	(269,914,470)
Cash Flows from Financing Activities:
Proceeds from issuance of mortgage notes payable	126,121,000	160,850,000	160,850,000	197,832,000	41,850,000
Principal payments on mortgage notes payable	(76,105,725)	(611,223,676)	(611,459,963)	(289,590)	(255,878)
Borrowings from credit facilities		562,669,000	562,669,000	10,000,000	35,000,000
Principal payments on credit facilities		(56,000,000)	(56,000,000)	(186,300,000)
Proceeds from issuance of common stock					193,953,605
Payments of commissions on sale of common stock	(172,278)	(173,111)	(229,973)	(234,942)	(16,862,099)
Payment of loan financing deposits	(254,722)
Reimbursement of other offering costs to affiliates					(5,485,093)
Payment of deferred financing costs	(798,455)	(4,538,261)	(4,528,781)	(965,063)	(1,005,250)
Payment of debt extinguishment costs		(1,019,491)	(1,019,491)
Distributions to common stockholders	(19,085,888)	(17,364,466)	(23,399,025)	(21,884,846)	(19,252,136)
Repurchase of common stock	(6,000,000)	(6,886,216)	(8,886,216)	(6,190,737)	(2,156,699)
Net cash provided by (used in) financing activities	23,703,932	26,313,779	17,995,551	(8,033,178)	225,786,450
Net increase (decrease) in cash, cash equivalents and restricted cash	49,339,242	39,558,317	34,071,070	(147,561)	(5,906,280)
Cash, cash equivalents and restricted cash, beginning of the period	72,738,775	38,667,705	38,667,705	38,815,266	44,721,546
Cash, cash equivalents and restricted cash, end of the period	122,078,017	78,226,022	72,738,775	38,667,705	38,815,266
Supplemental Disclosures of Cash Flow Information:
Interest paid	36,328,593	30,062,317	41,773,839	32,177,704	24,100,572
Supplemental Disclosures of Noncash Flow Transactions:
Distributions payable	3,873,086	3,809,169	66,769	98,125	1,224,836
Distributions paid to common stockholders through common stock issuances pursuant to the distribution reinvestment plan	16,050,790	17,175,364	22,713,975	23,338,092	21,880,716
(Decrease) increase in redeemable common stock	1,182,360		(36,397,062)	10,025,412	19,309,449
Redemptions payable	817,640	2,000,000	(631,040)	1,577,842	761,317
Accounts payable and accrued liabilities from additions to real estate investments	729,005	189,223	(941,697)	(427,084)	(89,223)
Due to affiliates from additions to real estate investments	62,159	50,519	(147,084)	(91,127)	(303,902)
Accounts payable & accrued liabilities from capitalized acquisition costs related to the proposed mergers	503,041
Accounts payable & accrued liabilities from additions to real estate held for development	41,434
Due to affiliates for commissions on sale of common stock	127,673	$ 356,814
Restricted cash held as substitution deposit for MCFA from proceeds from sale of real estate investments	17,514,055
Operating lease right-of-use asset, net	3,462
Operating lease liabilities, net	$ 4,989
Application of escrow deposits to acquire real estate					7,092,300
Assumption of mortgage notes payable to acquire real estate					47,100,000
Discount on assumed mortgage notes payable					(2,721,540)
Decrease in amounts receivable from transfer agent					(3,119,075)
Decrease in amounts payable to affiliates for other offering costs					(1,319,182)
(Decrease) increase in due to affiliates for commissions on sale of common stock and related dealer manager fees			$ (262,387)	$ (234,942)	$ 797,281